BUSINESS ACQUISITION (Details) - JMU HK [Member] - USD ($)	Jun. 08, 2015	Jun. 05, 2015
BUSINESS ACQUISITION [Line Items]
Ordinary shares issued for consideration	741,422,780	741,422,780
Cash consideration		$ 30,000,000
Ordinary shares issued for consideration, subject to lock-up period		311,842,983
Percentage of lock-up shares which will be removed on each anniversary date of the issuance date		0.3333%
Period for which specified percentage of lock-up shares which will be removed on each anniversary date of the issuance date		3 years
Stock price per American Depositary Shares (in dollars per share)		$ 10.39
Percentage of discount rate to the stock price for shares that are subject to lock-up		28.00%
Period for which specified percentage of lock-up shares which will be used to determine value of consideration date of the issuance date		3 years